Taxes (Details) - Schedule of Deferred Tax Liabilities - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets:
Allowance for credit losses	$ 304,800	$ 619,675
Accrued member rewards	9,594	15,511
Accrued employee bonus	4,546	18,146
Accrued asset retirement obligation	64,148	185,941
Accrued employee retirement pension	48,332	72,378
Change in fair value of warrant liabilities	251,770
Net operating loss carry-forwards	41,667	38,562
Total deferred tax assets	724,857	950,213
Valuation allowance	(41,667)	(79,062)	$ (597,777)
Total deferred tax assets, net	683,190	871,151
Deferred tax liabilities:
Change in fair value of warrant liabilities		(38,588)
Compensation receivable for consumption tax	(2,060,065)	(3,047,924)
Total deferred tax liabilities	(2,060,065)	(3,086,512)
Deferred tax liabilities, net	$ (1,376,875)	$ (2,215,361)